Schedule of Derivative Instruments at Fair Value (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 1		$ 628
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 2		(369)
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 3		(93)
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 4		(1,170)
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 1	27
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 2	(628)
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 3	0
Derivative Instruments Schedule Of Derivative Instruments At Fair Value 4	$ (93)